RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	December 31, 2020
Directors and officers of the Company	59	21
Related company	5	7
Total	64	28

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	September 30, 2020
Geological consulting fees – expensed	-	5
Management fees – expensed	539	360
Salaries - expensed	-	128
Share-based payments	621	671
Total	1,160	1,164